Note 6 - Leases - Minimum Operating and Capital Lease Payments (Details) - USD ($) $ in Thousands	Mar. 31, 2018	Mar. 31, 2017
2019	$ 36,459
2019	7,679
2020	31,474
2020	7,679
2021	25,254
2021	7,678
2022	16,488
2022	7,678
2023	9,610
2023	7,678
2024-2031	4,369
2024-2031	9,744
Total minimum payment required	123,654
Total minimum payment required	48,136
Less interest	6,127
Present value of minimum lease payments	42,009
Amount due within one year	6,113
Long-term capital lease obligation	$ 35,896	$ 34,194